Debt (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of debt outstanding
	March 31, 2023	December 31, 2022
Convertible notes payable - related parties	$-	$550,000
Debt issuance costs	-	(107,040)
	-	442,960

Convertible note payable	-	575,000
Debt issuance costs	-	(464,620)
	-	110,380

Promissory note payable	-	26,404
Debt issuance costs	-	250,000
	-	276,404

Total debt, net	$-	$829,744

December 31, 2022
Convertible notes payable - related parties	$550,000
Debt issuance costs	(107,040)
442,960

Convertible note payable	575,000
Debt issuance costs	(464,620)
110,380

Promissory note payable	250,000
Debt issuance costs	(206,272)
43,728

Total debt, net	$597,068